Concentration Risk - FP Land LLC (Details) (FP Land LLC, predecessor business, USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk
Rental income	$ 635,854	$ 562,999	$ 2,350,025	$ 1,975,787
Tenant concentration | Astoria Farms
Concentration Risk
Rental income	545,035	486,458	1,945,833	1,666,840
Tenant concentration | Hough Farms
Concentration Risk
Rental income	$ 73,675	$ 58,521	$ 234,083	$ 127,760
Geographic Risk | ILLINOIS
Concentration Risk
Number of counties in which farms are located	5		5
Geographic Risk | NEBRASKA
Concentration Risk
Number of counties in which farms are located	1		1
Rental income | Tenant concentration | Astoria Farms
Concentration Risk
Concentration risk (as a percent)	85.70%	86.40%	82.80%	84.40%
Rental income | Tenant concentration | Hough Farms
Concentration Risk
Concentration risk (as a percent)	11.60%	10.40%	10.00%	6.50%
Rental income | Geographic Risk | ILLINOIS
Concentration Risk
Concentration risk (as a percent)	88.40%	89.60%	87.00%	87.90%
Rental income | Geographic Risk | NEBRASKA
Concentration Risk
Concentration risk (as a percent)	11.60%	10.40%	10.00%	6.50%